PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 26, 2013
PROPERTY AND EQUIPMENT (Details) [Line Items]
Depreciation	$ 84,956	$ 21,604	$ 184,072	$ 79,002
Land and Building [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Area of Land (in Acres)					1.1
Area of Real Estate Property (in Square Feet)					10,000
Property, Plant and Equipment, Additions					792,758
Mortgage note payable, land and building [Member] | London Interbank Offered Rate (LIBOR) [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.00%
Mortgage note payable, land and building [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Debt Instrument, Term					5 years
Debt Instrument, Face Amount					$ 546,000